SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
SEGMENT INFORMATION
SEGMENT INFORMATION

21     SEGMENT INFORMATION

The Company has organized its operations into two segments: Adult Training and Kid Training, which reflects the way the Company evaluates its business performance and manages its operations by the Company’s chief operating decision maker (“CODM”). The Company's CODM has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the Company.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The CODM evaluates performance based on each reporting segment’s revenues, cost of revenues, and gross profit. The CODM does not review balance sheet information to measure the performance of the reportable segments, nor is this part of the segment information regularly provided to the CODM.

It is not practicable to restate the information for prior years of 2017 and 2016 due to that the Kid Training business was launched by the end of 2015 and the company’s internal operation structure, personnel structure and financial reporting structure was not setup to support the segments separately until early 2018, therefore the management determines that it applies to the practicality exception and does not present the numbers of fiscal year 2016 and 2017.

Revenues, cost of revenues, and gross profit by segment for the year ended December 31, 2018 were as follows.

	Year Ended December 31, 2018
	Adult Training	Kid Training	Total
	RMB	RMB	RMB

Revenue	1,915,446	169,925	2,085,371
Cost	(690,252)	(228,297)	(918,549)
Gross Margin	1,225,194	(58,372)	1,166,822